Intangible Assets - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
For the year ending December 31, 2020	$ 424	¥ 2,952
2021	317	2,207
2022	256	1,784
2023	230	1,600
2024	$ 38	¥ 267